Notes Related to the Consolidated Statements of Financial Position - Schedule of Other Current Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Research Tax Credit	€ 7,701	€ 3,326	€ 3,321
Tax receivables (e.g. VAT) and other receivables	1,949	1,114	863
Cash to be received from bank related to exercise of warrants		23
Prepaid expenses	4,461	1,327	339
Other current assets	€ 14,111	€ 5,791	€ 4,524